United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		November 5, 2003

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$63,162,699


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Intel Corporation                      Com    458140100      2,668    96977  Sole             96977
General Elec Company                   Com    369604103      2,511    84234  Sole             84234
Citigroup Incorporated                 Com    172967101      2,341    51449  Sole             51449
Exxon Mobil Corporation                Com    30231G102      2,302    62904  Sole             62904
Amgen Incorporated                     Com    031162100      2,302    35644  Sole             35644
RPM International Incorporated         Com    749685103      2,295   175717  Sole            175717
Charter One Financial, Inc.            Com    160903100      2,284    74656  Sole             74656
Bank Of America Corporation            Com    060505104      2,276    29167  Sole             29167
Microsoft Corporation                  Com    594918104      2,232    80305  Sole             80305
Danaher Corporation Del                Com    235851102      2,216    30000  Sole             30000
Clorox Company Del                     Com    189054109      2,129    46405  Sole             46405
Target Corporation                     Com    87612E106      2,107    56000  Sole             56000
Steris Corporation                     Com    859152100      1,984    86170  Sole             86170
American International Group Incorpo   Com    026874107      1,960    33961  Sole             33961
Medtronic Incorporated                 Com    585055106      1,913    40772  Sole             40772
Greif Inc Class A                      Com    397624107      1,896    72915  Sole             72915
ConocoPhillips                         Com    20825C104      1,888    34482  Sole             34482
Kimberly Clark Corporation             Com    494368103      1,887    36765  Sole             36765
Wal Mart Stores Incorporated           Com    931142103      1,874    33563  Sole             33563
Pfizer Incorporated                    Com    717081103      1,862    61287  Sole             61287
Cardinal Health Incorporated           Com    14149Y108      1,843    31563  Sole             31563
Progressive Corporation Ohio           Com    743315103      1,821    26344  Sole             26344
Fifth Third Bancorp                    Com    316773100      1,814    32705  Sole             32705
Harrahs Entertainment Incorporated     Com    413619107      1,785    42395  Sole             42395
Cisco Systems Incorporated             Com    17275R102      1,769    90545  Sole             90545
Alcoa Incorporated                     Com    013817101      1,750    66894  Sole             66894
Applied Matls Incorporated             Com    038222105      1,726    95170  Sole             95170
Merck & Company Incorporated           Com    589331107      1,619    31981  Sole             31981
E M C Corporation Mass                 Com    268648102      1,464   115901  Sole            115901
L-3 Communications Hldgs Incorporate   Com    502424104      1,276    29509  Sole             29509
Sun Microsystems Incorporated          Com    866810104        559   168934  Sole            168934
International Business Machines        Com    459200101        461     5216  Sole              5216
Hon Industries Incorporated            Com    438092108        443    11985  Sole             11985
AT&T Wireless Svcs Incorporated        Com    00209A106        328    40145  Sole             40145
Telefonos De Mexico C.V.S.A.           Com    879403780        308    10076  Sole             10076
Second Bancorp, Inc.                   Com    813114105        290    10650  Sole             10650
US Bancorp                             Com    902973304        264    11002  Sole             11002
Lincoln Electric Holdings              Com    533900106        263    11825  Sole             11825
BP PLC ADR                             Com    055622104        246     5838  Sole              5838
Verizon Communications                 Com    92343V104        207     6394  Sole              6394